Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Other long-term debt	$ 0	$ 120
Borrowings	127,190	106,676
Senior Secured Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit	82,512	66,631
Secured loans
Disclosure of detailed information about financial instruments [line items]
Line of credit	13,192	8,596
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 95,704	$ 75,347